Restructuring and Other Charges (Income) Other Charges (Income), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Environmental charges, net	$ 21.7	$ 16.2	$ 36.6
Product portfolio sales	87.2	0.0	0.0
Impairment of intangibles	0.0	42.1	0.0
Argentina devaluation	0.0	0.0	3.6
Other items, net	2.6	6.4	10.6
Other charges (income), net	$ (62.9)	$ 64.7	$ 50.8